BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative)		12 Months Ended
	Nov. 05, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Ownership percentage		100.00%
GeniusU ltd [member]
IfrsStatementLineItems [Line Items]
Ownership percentage		96.60%
Pro education [member]
IfrsStatementLineItems [Line Items]
Ownership percentage	51.00%	51.00%